Note 11 - Financial Instruments and Credit Risk (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Accounts Receivable Credit Risk [Table Text Block]
As of March 31,	Accounts Receivable (in millions)	Number of Customers with Receivable Balance >10% of Total Receivables	Customer Share as a Percent of Total Receivables	Percentage Share of Total Receivables
2012	$8.4	1	71%	71%
2011	$2.7	3	37%	34%